Accumulated other comprehensive income (loss) - Changes in Accumulated Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Disclosure of analysis of other comprehensive income by item [abstract]
Beginning balance		$ (402)	$ (14)
Change in other comprehensive income (loss) before reclassifications		4,160	(1,572)
Reclassifications from accumulated other comprehensive income (loss)		(39)	1,184
Net other comprehensive income (loss)	[1]	4,121	(388)
Ending balance		$ 3,719	$ (402)

[1]	No tax charges and credits arose on items recognized as other comprehensive income or loss in 2017 (2016: nil).